Note 7 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Long-term debt, gross	$ 37,491,000	$ 35,590,000
Less: Current portion	(5,212,000)	(4,699,028)
Long-term portion	(32,279,000)	(30,890,972)
Deferred charges, current portion	125,357	142,767
Deferred charges, long-term portion	237,848	196,619
Debt discount, current portion	216,402	353,000
Debt discount, long-term portion	324,603	883,112
Long-term debt, current portion net of deferred charges and debt discount	4,870,241	4,203,261
Long-term debt, long-term portion net of deferred charges and debt discount	31,716,549	29,811,241
Noumea Shipping Ltd. Borrower [Member]
Long-term debt, gross	3,341,000	5,640,000
Gregos Shipping Ltd [Member]
Long-term debt, gross	4,150,000	4,550,000
Alterwall Business Inc., Allendale Investments S.A., Manolis Shipping Ltd., Joanna Maritime Ltd., Jonathan John Shipping Ltd [Member]
Long-term debt, gross		7,900,000
Athens Shipping Ltd., Oinousses Navigation Ltd., Corfu Navigation ltd., Bridge Shipping Ltd.[Member]
Long-term debt, gross		17,500,000
Alterwall Business Inc., Allendale Investments S.A., Manolis Shipping Ltd., Joanna Maritime Ltd., Jonathan John shipping Ltd., Athens Shipping Ltd., Oinousses Navigation Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd [Member]
Long-term debt, gross	$ 30,000,000